Intangible Assets	12 Months Ended
Apr. 30, 2023
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
8.
INTANGIBLE ASSETS

Changes in the value of the intangible assets during the years ended April 30, 2023 and 2022 are as follows:

(in thousands)	Internally Generated Development Costs $	Intellectual Property $	Proprietary Processes $	Certifications $	Customer List $	Total $
Cost:
Balance, April 30, 2021	33	4,089	7,635	138	—	11,895
Costs expensed	—	—	—	—	191	191
Acquisition of BioStrand	—	28,459	391	—	—	28,850
Foreign exchange	—	(634)	(667)	(12)	(11)	(1,324)
Balance, April 30, 2022	33	31,914	7,359	126	180	39,612
Foreign exchange	—	3,229	744	13	18	4,004
Balance, April 30, 2023	33	35,143	8,103	139	198	43,616

Accumulated Amortization:
Balance, April 30, 2021	1	1,445	4,391	—	—	5,837
Amortization	7	398	1,577	—	31	2,013
Foreign exchange	—	(150)	(477)	—	(1)	(628)
Balance, April 30, 2022	8	1,693	5,491	—	30	7,222
Amortization	7	2,710	1,477	128	92	4,414
Foreign exchange	(1)	372	665	9	10	1,055
Balance, April 30, 2023	14	4,775	7,633	137	132	12,691

Net Book Value:
April 30, 2022	25	30,221	1,868	126	150	32,390
April 30, 2023	19	30,368	470	2	66	30,925